Income Taxes - Additional Information (Detail)	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Dec. 31, 2013
Disclosure of reconciliation of effective tax rate [line items]
Statutory income tax rate	27.00%	27.00%	27.00%
General corporate income tax rate	12.00%	12.00%	11.00%
Mexico [member]
Disclosure of reconciliation of effective tax rate [line items]
Special mining duty relating to tax reform				7.50%
Extraordinary mining duty relating to tax reform				0.50%